	Perkins Discovery Fund
Schedule of Investments		December 31, 2022 (unaudited)
			Shares	Fair Value
98.21%	COMMON STOCKS
1.42%	BIOTECHNOLOGY
	Journey Medical Corp.(A) . . . . . .	. .	22,000	$42,240
	MDXHealth SA(A) . . . . . . . . .	. . .	11,000	65,340
				107,580
9.13%	CONSUMER DISCRETIONARY
	iMedia Brands, Inc.(A) . . . . . . . .	. .	35,700	22,848
	Magnite, Inc.(A) . . . . . . . . . .	. . .	20,000	211,800
	Perion Network Ltd.(A) . . . . . . .	. . .	18,000	455,400
				690,048
1.16%	FINANCIALS
	FlexShopper, Inc.(A) . . . . . . . .	. . .	93,500	87,338
20.11%	HEALTH CARE DRUGS/SERVICES
	ANI Pharmaceuticals, Inc.(A) . . . . .	. .	7,100	285,633
	NeoGenomics, Inc.(A) . . . . . . . .	. .	22,000	203,280
	Paratek Pharmaceuticals, Inc.(A) . . .	. .	32,000	59,840
	Veracyte, Inc.(A) . . . . . . . . . .	. . .	21,500	510,195
	Vericel Corp.(A) . . . . . . . . . .	. . .	17,500	460,950
				1,519,898
5.87%	HEALTH CARE MANUFACTURING
	AtriCure, Inc.(A) . . . . . . . . . .	. . .	10,000	443,800
11.09%	HEALTH CARE SUPPLIES
	Axogen, Inc.(A) . . . . . . . . . . .	. .	32,500	324,350
	BioLife Solutions, Inc.(A) . . . . . . .	. .	16,500	300,300
	Cryoport, Inc.(A) . . . . . . . . . .	. . .	10,000	173,500
	Exagen, Inc.(A) . . . . . . . . . . .	. .	16,500	39,600
				837,750

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QUARTERLY REPORT

	Perkins Discovery Fund
Schedule of Investments - continued		December 31, 2022 (unaudited)
			Shares	Fair Value
12.93%	HEALTH CARE SUPPORT
	Natera, Inc.(A) . . . . . . . . . . .	. .	11,500	$461,955
	Option Care Health, Inc.(A) . . . . . .	. .	16,500	496,485
	Rockwell Medical, Inc.(A) . . . . . . .	. .	18,181	18,454
				976,894
7.34%	HEALTH CARE TECHNOLOGY
	Fortress Biotech, Inc.(A) . . . . . . .	. .	69,500	45,522
	IsoRay, Inc.(A) . . . . . . . . . . . .	. .	200,000	49,420
	OptimizeRx Corp.(A) . . . . . . . . .	. .	15,000	252,000
	Streamline Health Solutions, Inc.(A) . .	. .	131,500	207,770
				554,712
18.05%	INFORMATION TECHNOLOGY
	Airgain, Inc.(A) . . . . . . . . . . .	. .	15,500	100,905
	Akoustis Technologies, Inc.(A) . . . .	. .	29,000	81,780
	Cantaloupe, Inc.(A) . . . . . . . . .	. .	43,000	187,050
	Digi International, Inc.(A) . . . . . . .	. .	13,200	482,460
	Inuvo, Inc.(A) . . . . . . . . . . . .	. .	514,500	113,962
	Perficient, Inc.(A) . . . . . . . . . .	. .	5,700	398,031
				1,364,188
11.11%	SOFTWARE SERVICES
	Asure Software, Inc.(A) . . . . . . . .	. .	33,000	308,220
	ePlus, Inc.(A) . . . . . . . . . . . .	. .	12,000	531,360
				839,580
98.21%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .			$7,421,788
3.94%	SHORT-TERM INVESTMENTS
	Fidelity Investments Money Market
	Government Portfolio . . . . . . . .
	Institutional Class 4.06%(B) . . . . . .	. .	298,006	$298,006
102.15%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .			7,719,794
(2.15%)	Liabilities in excess of other assets . . . .			(162,670)
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .			$7,557,124

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2022

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QUARTERLY REPORT

Perkins Discovery Fund

Schedule of Investments - continued	December 31, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$7,421,788	$—	$—	$7,421,788
Short-Term Investments	298,006	—	—	298,006
Total Investments	$7,719,794	$—	$—	$7,719,794

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2022.

At December 31, 2022, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $5,868,940 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . .	$ 3,919,137
Gross unrealized depreciation . . .	(2,068,283)
Net unrealized appreciation . . . .	$ 1,850,854

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QUARTERLY REPORT